Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per Common Share [Abstract]
Earnings per Common Share

	2017	2016	2015
Net income attributable to Tsakos Energy Navigation Limited	$ 7,612	$55,783	$158,217
Preferred share dividends, Series B	(4,000)	(4,000)	(4,000)
Preferred share dividends, Series C	(4,437)	(4,437)	(4,437)
Preferred share dividends, Series D	(7,479)	(7,438)	(5,000)
Preferred share dividends, Series E	(7,860)	—	—
Net (loss) income attributable to common share holders	(16,164)	39,908	144,780

Denominator
Weighted average common shares outstanding	84,713,572	84,905,078	85,827,597

Basic and diluted (loss) earnings per common share	$(0.19)	$0.47	$1.69